OTHER INCOME (EXPENSE), NET	12 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE), NET

NOTE 3 — OTHER INCOME (EXPENSE), NET

The components of other income (expense), net were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Interest and dividends income	$3,157	$2,994	$2,094
Interest expense	(2,935)	(1,968)	(2,063)
Net recognized gains (losses) on investments	(118)	260	461
Net losses on derivatives	(187)	(456)	(52)
Net gains (losses) on foreign currency remeasurements	(244)	181	(75)
Other, net	(1,319)	(223)	(32)

Total	$(1,646)	$788	$333

Other, net primarily reflects net recognized losses on equity method investments.

Net Recognized Gains (Losses) on Investments

Net recognized gains (losses) on debt investments were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Realized gains from sales of available-for-sale securities	$22	$36	$162
Realized losses from sales of available-for-sale securities	(98)	(124)	(138)
Impairments and allowance for credit losses	23	(10)	(81)

Total	$(53)	$(98)	$(57)

Net recognized gains (losses) on equity investments were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Net realized gains on investments sold	$18	$75	$29
Net unrealized gains on investments still held	146	303	509
Impairments of investments	(229)	(20)	(20)

Total	$(65)	$358	$518